Employee benefit plans (Tables)	6 Months Ended
Sep. 30, 2022
Employee Benefit Plans [Abstract]
Net periodic benefit cost for defined benefit plans

	Millions of yen
	Six months ended September 30
	2021	2022
Service cost	¥3,226	¥3,199
Interest cost	1,021	1,216
Expected return on plan assets	(3,028)	(2,984)
Amortization of net actuarial losses	1,978	1,909
Amortization of prior service cost	(800)	(803)

Net periodic benefit cost	¥2,397	¥2,537

	Millions of yen
	Three months ended September 30
	2021	2022
Service cost	¥1,613	¥1,600
Interest cost	510	608
Expected return on plan assets	(1,514)	(1,492)
Amortization of net actuarial losses	989	954
Amortization of prior service cost	(400)	(401)

Net periodic benefit cost	¥1,198	¥1,269